Vanguard Tax-Exempt Bond Index Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Tax-Exempt Bond Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P National AMT-Free Municipal Bond Index (the “Target Index”), which measures the performance of the investment-grade segment of the U.S. municipal bond market as determined by the Index Provider. The Target Index includes municipal bonds issued by states, local governments, or agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (AMT). Bonds issued by U.S. territories and commonwealths are excluded from the Target Index, as are certain other bonds as determined by the Index Provider. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index. The Fund also has a fundamental policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from federal income taxes, including the federal AMT. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. To be eligible for inclusion in the Target Index, a bond must have a rating of at least investment-grade, as determined by a nationally recognized statistical rating organization. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Target Index. As of October 31, 2025, the dollar-weighted average maturity of the Target Index was 13.9 years. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.